CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (48,417)	$ (28,162)	$ (136,392)	$ (363,737)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	160	122	555	551
Amortization of notes and securities discounts	13,654	5,678	21,084	15,807
Loss on disposal of property and equipment			0	23
Stock-based compensation expense	42,713	1,977	7,078	3,301
Paid in kind interest	0	5,001	28,334	11,633
Change in fair value of warrants payable	(85,543)	2,173	80,110	2,836
Change in derivative liabilities	0	(14,232)	(93,751)	138,561
Accretion, net of amortization	52	(369)	(195)	(2,857)
Net realized losses (gains) on investment securities	75	(35)	(1,114)	(107)
Amortization of warrants	38	64	218	73
Amortization of debt issuance costs	6	34	34	506
Asset impairment charges	0		0	1,632
Changes in operating assets and liabilities:
Accrued retrospective premiums	(19,350)	(14,344)	(21,604)	7,546
Other receivables	(7,843)	(865)	(5,865)	4,115
Reinsurance recoverable			481	63,610
Other assets	(12,931)	(591)	(5,470)	(274)
Healthcare receivables	8,520	762	(12,926)	(14,511)
Operating lease right-of-use assets	881	797	3,257	(11,933)
Unpaid claims	13,606	12,467	26,090	23,882
Accounts payable and accrued expenses	(4,502)	(4,820)	10,845	6,298
Accrued salaries and benefits	6,874	271	186	(2,235)
Premium deficiency reserve	0	(4,282)	(17,128)	7,523
Reinsurance premium payable			0	(64,414)
Deferred rent			0	(2,677)
Other liabilities	151	2,066	1,378	168
Operating lease liabilities	(1,013)	(888)	(3,703)	14,805
Net cash used in operating activities	(92,869)	(37,176)	(118,498)	(159,875)
Cash Flows from Investing Activities:
Purchases of available-for-sale securities	(274,909)	(19,326)	(174,318)	(505,545)
Proceeds from sales of available-for-sale securities	17,267	69,977	248,664	269,205
Proceeds from maturities of available-for-sale securities	265	32,101	63,751	46,415
Proceeds from maturities of held-to-maturity securities			0	9,220
Acquisition of business, net of cash acquired			0	(1,180)
Purchases of property and equipment	(99)	(242)	(693)	(23)
Net cash (used in) provided by investing activities	(257,476)	82,510	137,404	(181,908)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible securities			20,000	343,410
Deferred financing costs			(98)	(363)
Payment of notes payable principal	(5,020)	(4,496)	(18,752)	(9,670)
Issuance of common stock, net of early exercise liability	1,282	155	1,748	601
Proceeds from reverse capitalization, net of transaction costs	666,242	0
Acquisition of noncontrolling interest	0	3,903
Buyback and subsequent cancellation of common stock			(957)	0
Issuance of noncontrolling interest			3,903	0
Net cash provided by (used in) financing activities	662,504	(438)	5,844	333,978
Net increase in cash and cash equivalents	312,159	44,896	24,750	(7,805)
Cash and cash equivalents, beginning of period	92,348	67,598	67,598	75,403
Cash and cash equivalents, end of period	404,507	112,494	92,348	67,598
Supplemental cash flow disclosures
Cash paid during the period for interest	812	1,306	4,578	6,257
Cash paid during the year for health insurance industry fee			8,022	0
Supplemental disclosure of non-cash investing and financing activities
Conversion of preferred stock to common stock	447,747	0
Issuance of common stock related to convertible debt	16,059	0
Capital contribution for extinguishment of debt	126,795	0
Issuance of common stock related to warrants exercised	97,782	0
Acquisition of Public and Private Warrants	147,582	0
Fair value of warrants issued in connection with notes payable			0	17,672
Settlement of bridge loan in connection with convertible securities			0	30,416
Right-of-use assets obtained in exchange for lease liabilities	$ 101	$ 0	$ 42	$ 459